OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 504	$ 586
Receivables from government authorities	94	576
Receivables from employees	17	9
Others	171	213
Other accounts receivable and prepaid expenses	$ 786	$ 1,384